Concentrations and Credit Risk	12 Months Ended
Dec. 31, 2020
Concentrations and Credit Risk
Concentrations and Credit Risk

Note 13. Concentrations and Credit Risk

The Company does not have significant concentrations of credit risk with its customers.

Purchasing

The Company does not have significant purchase agreements with third parties.

Sales by Product

For the years ended December 31, 2020 and 2019, one product accounted for 73% and 100%, respectively, of the Company's total gross product sales.

Royalty Sales

The Company does not have significant concentrations of royalty sales.